Note 4 - Cash, Cash Equivalents and Financial Assets (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash, cash equivalents and financial assets	€ 255,869	€ 202,712	€ 176,578
Cash, cash equivalents, and financial assets denominated in US dollars [member]
Statement Line Items [Line Items]
Cash, cash equivalents and financial assets	€ 59,348	€ 74,442	€ 97,688